FAIR VALUE MEASUREMENTS - Secured Bridge Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($) loan
FAIR VALUE MEASUREMENTS
Number of secured bridge loans | loan	2	2
Gains (Losses) from the financial investments	$ (265)	$ 336
Secured Bridge Loans Fund 1
FAIR VALUE MEASUREMENTS
Investment redemption period	5 years
Fair value of investment	$ 1,329	1,461
Secured Bridge Loans Fund 2
FAIR VALUE MEASUREMENTS
Fair value of investment	$ 1,679	$ 1,269
Investment lock up period	5 years